SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 5) - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Weighted average assumptions:
Risk-free interest rate	2.12%	1.42%	0.71%
Expected dividend yield
Expected option life (years)	5 years	4 years 11 months 15 days	4 years 1 month 16 days
Expected stock price volatility	112.34%	129.96%	104.02%
Forfeiture rate
Weighted average fair value at grant date	$ 0.31	$ 0.32	$ 0.05